2. BASIS OF PREPARATION	12 Months Ended
Sep. 30, 2019
Notes
2. BASIS OF PREPARATION

2,    BASIS OF PREPARATION

Statement of Compliance

These consolidated financial statements have been prepared in accordance and compliance with IFRS as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are published at the time of preparation.

New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the September 30, 2019 reporting period.  The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•      IFRS 16 Leases (effective January 1, 2019)

Under IFRS 16, virtually all leases are required to be accounted for as finance leases rather than operating leases, where the required lease payments are disclosed as a commitment in the notes to the financial statements. As a result, the company will be required to recognize leased assets (“right-of-use” assets) and the related lease liability on the statement of financial position.

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.